Lease (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lease
At beginning of period		$ 1,776,102
Additions		23,531
Fair value adjustment arising from the Business Combination		112,814
Modification		5,351
Depreciation charge	$ (5,329)	(144,791)
At end of period	$ 1,773,007	$ 1,773,007	¥ 1,773,007